STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2012
STOCK-BASED COMPENSATION
Stock option activity

	Three Months Ended March 31, 2012
	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of period	8,959,051	C$62.88
Granted	3,228,000	36.96
Forfeited	90,000	60.30
Expired	449,150	48.09

Outstanding, end of period	11,647,901	C$56.29

Options exercisable at end of period	7,246,739	C$59.09

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Three Months Ended March 31,
	2012	2011
Risk-free interest rate	1.23%	1.96%
Expected life of options (in years)	2.7	2.5
Expected volatility of Agnico-Eagle's share price	37.5%	34.6%
Expected dividend yield	2.17%	0.88%